S000072812 [Member] Investment Objectives and Goals - iMGP Dolan McEniry Core Plus Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iMGP Dolan McEniry Core Plus Fund Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iMGP Dolan McEniry Core Plus Fund (the “Dolan McEniry Core Plus Fund”) seeks to provide investors with total return,
Objective, Secondary [Text Block]	with a secondary investment objective of preserving capital.